Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)		Dec. 31, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payroll and welfare payables		¥ 9,460	$ 1,346		¥ 4,856
Loans from third parties		2,177	310		4,787
Payable to Anhui Juhu	[1]				200
Customer deposit		367	52		363
Litigation and settlement	[2]	16,958	2,413
Accrued expenses		393	56		334
Deferred consideration in relation to investment				[3]	2,300	[3]
Others		560	79		441
Total accrued expenses and other liabilities		¥ 29,915	$ 4,256		¥ 13,281

[1]	In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent amounting to RMB3,245 (approximately $457). As defendant, Youpin reached a settlement agreement on July 29, 2024, which established the final payable amount at RMB2,000. As of 31 December 2025, the Group has cleared all amounts payable.
[2]	With respect to litigation and settlement matters, please refer to Note 21, “COMMITMENTS AND CONTINGENCIES.”
[3]	In June 2021, AHYS and Youpin entered into an equity transfer agreement (“the Agreement”) with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. pursuant to which Ningbo Tuowei is entitled to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2025, the outstanding balance of this deferred consideration in relation to investment is nil.